COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended
	May 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Jan. 02, 2024	Dec. 31, 2023	May 15, 2021
Operating lease expense		$ 100,362	$ 77,852
First Doctor [Member]
Annual base salaries	$ 372,000
Second Doctor [Member]
Annual base salaries	450,000
Third Doctor [Member]
Annual base salaries	$ 372,000
Chief Executive Officer [Member]
Accrued compensation		2,365,500			$ 2,365,500
Board of Directors Chairman [Member]
Accrued compensation		2,440,500			2,350,500
Chief Financial Officer [Member]
Accrued compensation		17,057			$ 17,057	$ 156,000
Chief Financial Officer [Member] | Employment Agreement [Member]
Accrued compensation		0		$ 228,000
Chief Accounting Officer [Member]
Accrued compensation		$ 0		$ 210,000